Reconciliations of Effective Income Tax Rate to Federal Statutory Tax Rate (Detail)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Effective Tax Rate Reconciliation [Line Items]
Statutory U.S. Federal Income Tax Rate		21.00%	21.00%	21.00%
Income Passed Through to Non-Controlling Interest Holders		(8.20%)	(8.10%)	(10.20%)
State and Local Income Taxes		4.30%	6.00%	2.10%
Change in Valuation Allowance		0.00%	0.00%	(4.10%)
Basis Adjustment	[1]	0.00%	(4.60%)	0.00%
Other		0.30%	(0.60%)	(0.10%)
Effective Income Tax Rate		17.40%	13.70%	8.70%
2022 vs. 2021
Schedule of Effective Tax Rate Reconciliation [Line Items]
Income Passed Through to Non-Controlling Interest Holders			2.10%
State and Local Income Taxes			3.90%
Change in Valuation Allowance			4.10%
Basis Adjustment	[1]		(4.60%)
Other			(0.50%)
Effective Income Tax Rate			5.00%
2023 vs. 2022
Schedule of Effective Tax Rate Reconciliation [Line Items]
Income Passed Through to Non-Controlling Interest Holders		(0.10%)
State and Local Income Taxes		(1.70%)
Change in Valuation Allowance		0.00%
Basis Adjustment	[1]	4.60%
Other		0.90%
Effective Income Tax Rate		3.70%

[1]	Represents the impact of the out-of-period adjustment made during the year ended December 31, 2022 to revise the book investment basis used to calculate deferred tax assets and the deferred tax provision.